CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2020	$ 103,702	$ 8,267	$ 107,078	$ (10,256)	$ (1,387)	$ 2,383	$ 106,085
Common shares issued as of the beginning of the period at Dec. 31, 2020		2,653,124,025			(24,392,703)
Net income	16,032		16,032			334	16,366
Other comprehensive income	(1,416)		991	(2,407)		(30)	(1,446)
COMPREHENSIVE INCOME	14,616		17,023	(2,407)		304	14,920
Dividend	(8,200)		(8,200)			(124)	(8,324)
Issuance of common shares	381	$ 31	350				381
Issuance of common shares (in shares)		10,589,713
Purchase of treasury shares	(1,823)				$ (1,823)		(1,823)
Purchase of treasury shares (in shares)					(37,306,005)
Sale of treasury shares			(216)		$ 216
Sale of treasury shares (in shares)					4,573,195
Share-based payments	143		143				143
Share cancellation		$ (74)	(1,254)		$ 1,328
Share cancellation (in shares)		(23,284,409)			23,284,409
Net issuance (repayment) of perpetual subordinated notes	3,254		3,254				3,254
Payments on perpetual subordinated notes	(368)		(368)				(368)
Other operations with non-controlling interests	24		30	(6)		689	713
Other items	7		9	(2)		11	18
Equity as of the end of the period at Dec. 31, 2021	111,736	$ 8,224	117,849	(12,671)	$ (1,666)	3,263	114,999
Common shares issued as of the end of the period at Dec. 31, 2021		2,640,429,329			(33,841,104)
Net income	20,526		20,526			518	21,044
Other comprehensive income	(3,107)		(2,933)	(174)		(2)	(3,109)
COMPREHENSIVE INCOME	17,419		17,593	(174)		516	17,935
Dividend	(9,989)		(9,989)			(536)	(10,525)
Issuance of common shares	370	$ 26	344				370
Issuance of common shares (in shares)		9,367,482
Purchase of treasury shares	(7,711)				$ (7,711)		(7,711)
Purchase of treasury shares (in shares)					(140,207,743)
Sale of treasury shares			(318)		$ 318
Sale of treasury shares (in shares)					6,195,654
Share-based payments	229		229				229
Share cancellation		$ (87)	(1,418)		$ 1,505
Share cancellation (in shares)		(30,665,526)			30,665,526
Net issuance (repayment) of perpetual subordinated notes	(44)		(44)				(44)
Payments on perpetual subordinated notes	(331)		(331)				(331)
Other operations with non-controlling interests	54		45	9		37	91
Other items	(9)		(9)			(434)	(443)
Equity as of the end of the period at Dec. 31, 2022	111,724	$ 8,163	123,951	(12,836)	$ (7,554)	2,846	114,570
Common shares issued as of the end of the period at Dec. 31, 2022		2,619,131,285			(137,187,667)
Net income	21,384		21,384			126	21,510
Other comprehensive income	1,150		1,987	(837)		(43)	1,107
COMPREHENSIVE INCOME	22,534		23,371	(837)		83	22,617
Dividend	(7,611)		(7,611)			(311)	(7,922)
Issuance of common shares	383	$ 22	361				383
Issuance of common shares (in shares)		8,002,155
Purchase of treasury shares	(9,167)				$ (9,167)		(9,167)
Purchase of treasury shares (in shares)					(144,700,577)
Sale of treasury shares			(396)		$ 396
Sale of treasury shares (in shares)					6,463,426
Share-based payments	291		291				291
Share cancellation		$ (569)	(11,737)		$ 12,306
Share cancellation (in shares)		(214,881,605)			214,881,605
Net issuance (repayment) of perpetual subordinated notes	(1,107)		(1,107)				(1,107)
Payments on perpetual subordinated notes	(294)		(294)				(294)
Other operations with non-controlling interests	2		30	(28)		85	87
Other items	(2)		(2)			(3)	(5)
Equity as of the end of the period at Dec. 31, 2023	$ 116,753	$ 7,616	$ 126,857	$ (13,701)	$ (4,019)	$ 2,700	$ 119,453
Common shares issued as of the end of the period at Dec. 31, 2023		2,412,251,835			(60,543,213)		2,412,251,835